Financial Instruments - Summary of Fair Value Measurements Carried at Fair Value in the Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Assets
Money market accounts	$ 887	$ 2,390
Warrants	291	16
Embedded derivatives		1
Financial assets at fair value through earnings	1,178	2,407
Financial assets at fair value through other comprehensive income	24	23
Total assets	1,202	2,430
Liabilities
Contingent consideration	(1)	(2)
Financial liabilities at fair value through earnings	(1)	(2)
Derivatives used for hedging	(62)	(76)
Total liabilities	(63)	(78)
Level 1 [member]
Assets
Financial assets at fair value through other comprehensive income	4	2
Total assets	4	2
Level 2 [member]
Assets
Money market accounts	887	2,390
Embedded derivatives		1
Financial assets at fair value through earnings	887	2,391
Financial assets at fair value through other comprehensive income	20	21
Total assets	907	2,412
Liabilities
Derivatives used for hedging	(62)	(76)
Total liabilities	(62)	(76)
Level 3 [member]
Assets
Warrants	291	16
Financial assets at fair value through earnings	291	16
Total assets	291	16
Liabilities
Contingent consideration	(1)	(2)
Financial liabilities at fair value through earnings	(1)	(2)
Total liabilities	$ (1)	$ (2)